SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE (Details) - shares shares in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Total	42,759	44,573
Share options [member]
IfrsStatementLineItems [Line Items]
Total	15,662	22,319
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Total	27,097	22,254